December 31, 2002	• Separate Account B of Pacific Life Insurance Company

Annual

Report

PACIFIC LIFE

TABLE OF CONTENTS

SEPARATE ACCOUNT B

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$175,449

Aggressive Growth Portfolio		$5,994

Emerging Markets Portfolio			$16,457

Diversified Research Portfolio				$15,204

Small-Cap Equity Portfolio					$66,775

International Large-Cap Portfolio						$13,341

I-Net Tollkeeper Portfolio							$1,791

Financial Services Portfolio								$52,252

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	32	23	—	—

Fund shares redeemed	5	—	1	1	—	—	—	2

Total Assets	175,454	5,994	16,458	15,205	66,807	13,364	1,791	52,254

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	5	—	1	1	—	—	—	2

Fund shares purchased	—	—	—	—	32	23	—	—

Other	8	—	4	1	3	1	—	2

Total Liabilities	13	—	5	2	35	24	—	4

NET ASSETS	$175,441	$5,994	$16,453	$15,203	$66,772	$13,340	$1,791	$52,250

Shares Owned in each Portfolio	29,149	962	2,777	1,887	5,051	2,570	651	6,633

Cost of Investments	$243,450	$8,487	$28,924	$18,657	$84,761	$15,909	$6,631	$63,032

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$54,712

Technology Portfolio		$30,087

Telecommunications Portfolio			$1,684

Multi-Strategy Portfolio				$8,418,132

Large-Cap Core Portfolio (1)					$97,430

Strategic Value Portfolio						$54,212

Growth LT Portfolio							$2,437,044

Focused 30 Portfolio								$10,649

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	—	—	10,987	—

Fund shares redeemed	2	1	—	7,130	4	2	—	—

Total Assets	54,714	30,088	1,684	8,425,262	97,434	54,214	2,448,031	10,649

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	2	1	—	7,130	4	2	—	—

Fund shares purchased	—	—	—	—	—	—	10,987	—

Other	2	2	—	7,751	14	4	1,262	1

Total Liabilities	4	3	—	14,881	18	6	12,249	1

NET ASSETS	$54,710	$30,085	$1,684	$8,410,381	$97,416	$54,208	$2,435,782	$10,648

Shares Owned in each Portfolio	7,728	9,494	598	674,677	6,542	7,947	186,319	2,122

Cost of Investments	$68,887	$58,757	$3,150	$10,777,310	$125,446	$60,577	$6,735,970	$11,512

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

ASSETS

Investments:

Mid-Cap Value Portfolio	$379,681

International Value Portfolio		$2,028,512

Capital Opportunities Portfolio			$23,959

Mid-Cap Growth Portfolio				$61,680

Global Growth Portfolio					$6,177

Equity Index Portfolio						$78,559

Small-Cap Index Portfolio							$120,565

Real Estate Portfolio (1)								$104,105

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	—	97	95	—

Fund shares redeemed	14	455	1	2	—	—	—	4

Other	—	2,336	—	—	—	—	—	—

Total Assets	379,695	2,031,303	23,960	61,682	6,177	78,656	120,660	104,109

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	14	455	1	2	—	—	—	4

Fund shares purchased	—	—	—	—	—	97	95	—

Other	21	—	3	3	1	3	7	4

Total Liabilities	35	455	4	5	1	100	102	8

NET ASSETS	$379,660	$2,030,848	$23,956	$61,677	$6,176	$78,556	$120,558	$104,101

Shares Owned in each Portfolio	33,337	197,481	3,886	14,341	902	3,758	14,961	8,616

Cost of Investments	$409,499	$3,298,531	$34,048	$70,809	$6,588	$107,787	$137,673	$107,464

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$297,196

Managed Bond Portfolio		$6,014,924

Money Market Portfolio			$1,494,205

High Yield Bond Portfolio				$126,821

Equity Income Portfolio					$85,962

Research Portfolio						$1,791

Equity Portfolio							$7,462,104

Aggressive Equity Portfolio								$1,345,139

Large-Cap Value Portfolio									$206,878

Receivables:

Due from Pacific Life Insurance Company	—	—	53	4,152	—	—	26,937	4,617	4,441

Fund shares redeemed	337	47,361	—	—	3	—	—	—	—

Other	—	—	281	—	—	—	2,753	—	—

Total Assets	297,533	6,062,285	1,494,539	130,973	85,965	1,791	7,491,794	1,349,756	211,319

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	337	47,361	—	—	3	—	—	—	—

Fund shares purchased	—	—	53	4,152	—	—	26,937	4,617	4,441

Other	17	2,218	—	3	4	—	—	366	12

Total Liabilities	354	49,579	53	4,155	7	—	26,937	4,983	4,453

NET ASSETS	$297,179	$6,012,706	$1,494,486	$126,818	$85,958	$1,791	$7,464,857	$1,344,773	$206,866

Shares Owned in each Portfolio	24,648	518,948	148,108	20,183	10,031	228	530,911	195,766	23,126

Cost of Investments	$272,952	$5,333,518	$1,494,938	$139,825	$86,815	$2,202	$17,627,887	$2,544,694	$238,058

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$219	$—	$200	$43	$434	$108	$—	$142

EXPENSES

Mortality and expense risk fees and administrative fees	2,632	88	593	138	1,189	147	37	803

Net Investment Loss	(2,413)	(88)	(393)	(95)	(755)	(39)	(37)	(661)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(14,247)	(76)	(21,029)	(60)	(20,478)	(1,082)	(2,912)	(1,121)

Net unrealized appreciation (depreciation) on investments	(43,583)	(1,462)	19,746	(3,457)	(10,385)	(1,082)	1,346	(8,409)

Net Realized and Unrealized Loss on Investments	(57,830)	(1,538)	(1,283)	(3,517)	(30,863)	(2,164)	(1,566)	(9,530)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($60,243)	($1,626)	($1,676)	($3,612)	($31,618)	($2,203)	($1,603)	($10,191)

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$—	$—	$338,528	$937	$50	$34,119	$53

EXPENSES

Mortality and expense risk fees and administrative fees	856	545	19	161,383	2,463	792	46,901	369

Net Investment Income (Loss)	(856)	(545)	(19)	177,145	(1,526)	(742)	(12,782)	(316)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(181)	(844)	(96)	(1,208,125)	(87,146)	(13,469)	(2,325,744)	(15,999)

Net unrealized appreciation (depreciation) on investments	(16,188)	(24,718)	(686)	(943,491)	27,062	(2,691)	1,035,284	5,013

Net Realized and Unrealized Loss on Investments	(16,369)	(25,562)	(782)	(2,151,616)	(60,084)	(16,160)	(1,290,460)	(10,986)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($17,225)	($26,107)	($801)	($1,974,471)	($61,610)	($16,902)	($1,303,242)	($11,302)

(1)	Formerly named Equity Income Variable Account.

(2)	Pacific Select Fund declared dividends on the Telecommunications Portfolio during 2002. The amount received by the Telecommunications Variable Account was less than $1 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INVESTMENT INCOME

Dividends	$28,026	$21,546	$48	$—	$—	$8,165	$881	$4,677

EXPENSES

Mortality and expense risk fees and administrative fees	5,469	37,887	348	796	30	1,080	1,118	1,084

Net Investment Income (Loss)	22,557	(16,341)	(300)	(796)	(30)	7,085	(237)	3,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(25,924)	(517,175)	(1,407)	(25,089)	(32)	(13,053)	(12,159)	(333)

Net unrealized appreciation (depreciation) on investments	(74,644)	91,082	(6,948)	(10,102)	(397)	(15,120)	(17,434)	(7,153)

Net Realized and Unrealized Loss on Investments	(100,568)	(426,093)	(8,355)	(35,191)	(429)	(28,173)	(29,593)	(7,486)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($78,011)	($442,434)	($8,655)	($35,987)	($459)	($21,088)	($29,830)	($3,893)

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$5,535	$410,466	$23,826	$16,449	$751	$6	$34,196	$—	$2,061

EXPENSES

Mortality and expense risk fees and administrative fees	3,110	108,060	23,931	2,729	1,190	26	147,952	26,974	2,169

Net Investment Income (Loss)	2,425	302,406	(105)	13,720	(439)	(20)	(113,756)	(26,974)	(108)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	2,819	296,438	(1,325)	(36,507)	(25,150)	(16)	(4,058,381)	(455,480)	(13,227)

Net unrealized appreciation (depreciation) on investments	25,835	61,766	1,595	14,635	(853)	(411)	621,135	(91,255)	(31,290)

Net Realized and Unrealized Gain (Loss) on Investments	28,654	358,204	270	(21,872)	(26,003)	(427)	(3,437,246)	(546,735)	(44,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,079	$660,610	$165	($8,152)	($26,442)	($447)	($3,551,002)	($573,709)	($44,625)

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($2,413)	($88)	($393)	($95)	($755)	($39)	($37)	($661)

Net realized loss from security transactions	(14,247)	(76)	(21,029)	(60)	(20,478)	(1,082)	(2,912)	(1,121)

Net unrealized appreciation (depreciation) on investments	(43,583)	(1,462)	19,746	(3,457)	(10,385)	(1,082)	1,346	(8,409)

Net Decrease in Net Assets Resulting from Operations	(60,243)	(1,626)	(1,676)	(3,612)	(31,618)	(2,203)	(1,603)	(10,191)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	42,693	1,279	213	18,746	22,083	9,668	(79)	10,457

Transfers—policy charges and deductions	(63)	(11)	(14)	(4)	(27)	(7)	(7)	(13)

Transfers—surrenders	(4,314)	—	(23,586)	—	—	(2,202)	(1,370)	(4,357)

Transfers—other	1	1	1	(1)	(1)	(1)	1	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	38,317	1,269	(23,386)	18,741	22,055	7,458	(1,455)	6,087

NET INCREASE (DECREASE) IN NET ASSETS	(21,926)	(357)	(25,062)	15,129	(9,563)	5,255	(3,058)	(4,104)

NET ASSETS

Beginning of Year	197,367	6,351	41,515	74	76,335	8,085	4,849	56,354

End of Year	$175,441	$5,994	$16,453	$15,203	$66,772	$13,340	$1,791	$52,250

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($856)	($545)	($19)	$177,145	($1,526)	($742)	($12,782)	($316)

Net realized loss from security transactions	(181)	(844)	(96)	(1,208,125)	(87,146)	(13,469)	(2,325,744)	(15,999)

Net unrealized appreciation (depreciation) on investments	(16,188)	(24,718)	(686)	(943,491)	27,062	(2,691)	1,035,284	5,013

Net Decrease in Net Assets Resulting from Operations	(17,225)	(26,107)	(801)	(1,974,471)	(61,610)	(16,902)	(1,303,242)	(11,302)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	643	—	—	233,163	—	—	9,879	—

Transfers between variable accounts, net	954	8,029	783	(2,144,702)	38,347	33,675	(223,942)	(4,245)

Transfers—policy charges and deductions	(44)	(5)	(11)	(377,397)	(44)	(3)	(51,052)	(17)

Transfers—surrenders	—	—	—	(1,982,239)	(107,206)	(14,416)	(405,264)	(14,581)

Transfers—other	—	(1)	1	(193)	9	1	593	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,553	8,023	773	(4,271,368)	(68,894)	19,257	(669,786)	(18,842)

NET INCREASE (DECREASE) IN NET ASSETS	(15,672)	(18,084)	(28)	(6,245,839)	(130,504)	2,355	(1,973,028)	(30,144)

NET ASSETS

Beginning of Year	70,382	48,169	1,712	14,656,220	227,920	51,853	4,408,810	40,792

End of Year	$54,710	$30,085	$1,684	$8,410,381	$97,416	$54,208	$2,435,782	$10,648

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$22,557	($16,341)	($300)	($796)	($30)	$7,085	($237)	$3,593

Net realized loss from security transactions	(25,924)	(517,175)	(1,407)	(25,089)	(32)	(13,053)	(12,159)	(333)

Net unrealized appreciation (depreciation) on investments	(74,644)	91,082	(6,948)	(10,102)	(397)	(15,120)	(17,434)	(7,153)

Net Decrease in Net Assets Resulting from Operations	(78,011)	(442,434)	(8,655)	(35,987)	(459)	(21,088)	(29,830)	(3,893)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	11,286	9,748	—	—	—	—	—	—

Transfers between variable accounts, net	150,498	(289,803)	4,433	63,605	6,558	33,677	135,172	58,064

Transfers—policy charges and deductions	(226)	(24,766)	(17)	(28)	(1)	(70)	(68)	(74)

Transfers—surrenders	(50,761)	(382,964)	—	—	—	(16,639)	(1,054)	(26,296)

Transfers—other	(1)	(336)	1	(2)	(1)	—	(6)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	110,796	(688,121)	4,417	63,575	6,556	16,968	134,044	31,693

NET INCREASE (DECREASE) IN NET ASSETS	32,785	(1,130,555)	(4,238)	27,588	6,097	(4,120)	104,214	27,800

NET ASSETS

Beginning of Year	346,875	3,161,403	28,194	34,089	79	82,676	16,344	76,301

End of Year	$379,660	$2,030,848	$23,956	$61,677	$6,176	$78,556	$120,558	$104,101

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$2,425	$302,406	($105)	$13,720	($439)	($20)	($113,756)	($26,974)	($108)

Net realized gain (loss) from security transactions	2,819	296,438	(1,325)	(36,507)	(25,150)	(16)	(4,058,381)	(455,480)	(13,227)

Net unrealized appreciation (depreciation) on investments	25,835	61,766	1,595	14,635	(853)	(411)	621,135	(91,255)	(31,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,079	660,610	165	(8,152)	(26,442)	(447)	(3,551,002)	(573,709)	(44,625)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	6,492	67,080	6,673	—	75	75	46,143	24,083	—

Transfers between variable accounts, net	156,788	(1,724,805)	1,122,246	41,734	122,810	2,171	(1,064,494)	(229,976)	136,543

Transfers—policy charges and deductions	(149)	(155,248)	(13,314)	(30)	(84)	(9)	(127,557)	(18,576)	(54)

Transfers—surrenders	(48,998)	(1,930,506)	(1,502,257)	(102,355)	(10,398)	—	(1,519,358)	(239,804)	(29,119)

Transfers—other	(37)	(69)	50	17	(3)	1	(3,842)	(604)	(3)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	114,096	(3,743,548)	(386,602)	(60,634)	112,400	2,238	(2,669,108)	(464,877)	107,367

NET INCREASE (DECREASE) IN NET ASSETS	145,175	(3,082,938)	(386,437)	(68,786)	85,958	1,791	(6,220,110)	(1,038,586)	62,742

NET ASSETS

Beginning of Year	152,004	9,095,644	1,880,923	195,604	—	—	13,684,967	2,383,359	144,124

End of Year	$297,179	$6,012,706	$1,494,486	$126,818	$85,958	$1,791	$7,464,857	$1,344,773	$206,866

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)	Technology Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1,894)	($72)	($542)	($19)	$8,030	($46)	($90)	($169)	($491)	($273)

Net realized loss from security transactions	(1,648)	(14)	(2,333)	(132)	(16,209)	(1,635)	(797)	(45)	(21)	(1,278)

Net unrealized appreciation (depreciation) on investments	(24,418)	(1,031)	(1,802)	34	4,884	907	(1,990)	(2,371)	2,014	(3,952)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,960)	(1,117)	(4,677)	(117)	(3,295)	(774)	(2,877)	(2,585)	1,502	(5,503)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	228,349	7,473	(2,464)	(76)	52,863	4,927	(44)	59,124	68,913	53,679

Transfers—policy charges and deductions	(12)	(6)	(10)	(1)	(16,044)	(11)	(9)	(6)	(30)	(5)

Transfers—surrenders	(3,002)	—	—	(3,732)	(9,268)	(17,371)	(534)	(173)	—	—

Transfers—other	(8)	1	—	(1)	—	1	—	(6)	(3)	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	225,327	7,468	(2,474)	(3,810)	27,551	(12,454)	(587)	58,939	68,880	53,672

NET INCREASE (DECREASE) IN NET ASSETS	197,367	6,351	(7,151)	(3,927)	24,256	(13,228)	(3,464)	56,354	70,382	48,169

NET ASSETS

Beginning of Year	—	—	48,666	4,001	52,079	21,313	8,313	—	—	—

End of Year	$197,367	$6,351	$41,515	$74	$76,335	$8,085	$4,849	$56,354	$70,382	$48,169

(1) Operations commenced on January 2, 2001 for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, and Technology Variable Accounts.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($14)	$207,219	$938	($530)	$832,273	($440)	$4,308	$49,328	($281)	($109)

Net realized loss from security transactions	(22)	(444,812)	(1,011)	(2,804)	(1,508,784)	(2,240)	(2,740)	(351,331)	(940)	(26)

Net unrealized appreciation (depreciation) on investments	(780)	(255,943)	(17,641)	(3,634)	(1,449,605)	(2,117)	25,823	(797,372)	(3,141)	973

Net Increase (Decrease) in Net Assets Resulting from Operations	(816)	(493,536)	(17,714)	(6,968)	(2,126,116)	(4,797)	27,391	(1,099,375)	(4,362)	838

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	42,023	—	—	11,777	—	—	7,785	—	—

Transfers between variable accounts, net	2,541	(1,631,924)	42,983	20,055	(14,916)	19,317	182,106	(317,553)	32,582	33,261

Transfers—policy charges and deductions	(14)	(156,784)	(19)	—	(81,049)	(21)	(93)	(78,487)	(21)	(9)

Transfers—surrenders	—	(2,078,805)	—	(18,656)	(583,501)	(4)	(54,232)	(509,808)	—	—

Transfers—other	1	834	—	(2)	553	—	(218)	94	(5)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,528	(3,824,656)	42,964	1,397	(667,136)	19,292	127,563	(897,969)	32,556	33,251

NET INCREASE (DECREASE) IN NET ASSETS	1,712	(4,318,192)	25,250	(5,571)	(2,793,252)	14,495	154,954	(1,997,344)	28,194	34,089

NET ASSETS

Beginning of Year	—	18,974,412	202,670	57,424	7,202,062	26,297	191,921	5,158,747	—	—

End of Year	$1,712	$14,656,220	$227,920	$51,853	$4,408,810	$40,792	$346,875	$3,161,403	$28,194	$34,089

(1) Operations commenced on January 2, 2001 for the Telecommunications, Capital Opportunities, and Mid-Cap Growth Variable Accounts.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1)	($1)	$669	$1,366	$2,174	$366,949	$37,731	$14,835	$762,969	($37,100)	$1,967

Net realized gain (loss) from security transactions	—	(6,764)	(97)	1,911	(44)	140,410	(453)	(3,191)	(2,356,730)	(347,472)	(3,116)

Net unrealized appreciation (depreciation) on investments	(14)	(3,618)	342	1,802	(1,596)	78,104	(691)	(12,415)	(2,951,134)	(233,647)	(859)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15)	(10,383)	914	5,079	534	585,463	36,587	(771)	(4,544,895)	(618,219)	(2,008)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	—	—	—	—	—	63,652	2,613	—	67,327	12,770	—

Transfers between variable accounts, net	96	(2,482)	15,617	74,086	158,082	(869,372)	686,538	68,644	(314,561)	(110,265)	143,417

Transfers—policy charges and deductions	(1)	—	(13)	(28,598)	(45)	(367,678)	(9,889)	—	(269,906)	(50,860)	(20)

Transfers—surrenders	—	(10,577)	(291)	(1,884)	(6,719)	(1,236,481)	(181,903)	(10,935)	(1,892,058)	(320,814)	(15,227)

Transfers—other	(1)	1	(10)	(6)	(7)	891	—	(6)	—	314	(9)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	94	(13,058)	15,303	43,598	151,311	(2,408,988)	497,359	57,703	(2,409,198)	(468,855)	128,161

NET INCREASE (DECREASE) IN NET ASSETS	79	(23,441)	16,217	48,677	151,845	(1,823,525)	533,946	56,932	(6,954,093)	(1,087,074)	126,153

NET ASSETS

Beginning of Year	—	106,117	127	27,624	159	10,919,169	1,346,977	138,672	20,639,060	3,470,433	17,971

End of Year	$79	$82,676	$16,344	$76,301	$152,004	$9,095,644	$1,880,923	$195,604	$13,684,967	$2,383,359	$144,124

(1) Operations commenced on January 2, 2001 for the Global Growth Variable Account.

(2) Formerly named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 are shown in the table below. The ratio of expenses to average daily net assets for each of the Variable Accounts was 1.40% for the years ended December 31, 2002 and 2001.

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

2002	$5.86	29,921	$175,441	0.12%	(26.97%)

01/02/2001 – 12/31/2001	8.03	24,582	197,367	0.10%	(19.71%)

Aggressive Growth

2002	$6.06	989	$5,994	0.00%	(23.41%)

01/02/2001 – 12/31/2001	7.91	803	6,351	0.00%	(20.90%)

Emerging Markets

2002	$5.00	3,289	$16,453	0.47%	(4.42%)

2001	5.23	7,932	41,515	0.15%	(9.96%)

Diversified Research

2002	$7.82	1,944	$15,203	0.43%	(25.25%)

2001	10.46	7	74	0.07%	(4.10%)

Small-Cap Equity

2002	$5.07	13,180	$66,772	0.51%	(24.64%)

2001	6.72	11,354	76,335	14.08%	(3.91%)

International Large-Cap

2002	$5.36	2,487	$13,340	1.03%	(18.77%)

2001	6.60	1,224	8,085	0.74%	(19.44%)

I-Net Tollkeeper

2002	$2.96	605	$1,791	0.00%	(39.47%)

2001	4.89	992	4,849	0.00%	(34.82%)

Financial Services

2002	$7.70	6,786	$52,250	0.25%	(15.78%)

01/02/2001 – 12/31/2001	9.14	6,164	56,354	0.63%	(8.58%)

Health Sciences

2002	$6.88	7,948	$54,710	0.00%	(24.37%)

01/02/2001 – 12/31/2001	9.10	7,733	70,382	0.00%	(8.98%)

Technology

2002	$3.08	9,765	$30,085	0.00%	(47.09%)

01/02/2001 – 12/31/2001	5.82	8,272	48,169	0.00%	(41.77%)

Telecommunications

2002	$2.74	614	$1,684	0.01%	(47.80%)

01/02/2001 – 12/31/2001	5.25	326	1,712	0.18%	(47.47%)

Multi-Strategy

2002	$13.00	646,807	$8,410,381	2.95%	(14.27%)

2001	15.17	966,252	14,656,220	2.66%	(2.54%)

Large-Cap Core (3)

2002	$6.12	15,929	$97,416	0.53%	(29.40%)

2001	8.66	26,313	227,920	1.89%	(10.15%)

Strategic Value

2002	$6.65	8,152	$54,208	0.09%	(23.24%)

2001	8.66	5,986	51,853	0.38%	(11.13%)

Growth LT

2002	$5.73	424,994	$2,435,782	1.02%	(29.96%)

2001	8.18	538,772	4,408,810	16.87%	(30.54%)

Focused 30

2002	$4.90	2,175	$10,648	0.20%	(30.39%)

2001	7.03	5,801	40,796	0.08%	(14.57%)

Mid-Cap Value

2002	$12.42	30,564	$379,660	7.18%	(15.65%)

2001	14.73	23,554	346,875	3.13%	11.72%

International Value

2002	$8.86	229,131	$2,030,848	0.80%	(15.10%)

2001	10.44	302,810	3,161,403	2.70%	(22.97%)

See Notes to Financial Statements	See explanation of references on page 17

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Capital Opportunities

2002	$6.01	3,984	$23,956	0.19%	(27.80%)

01/02/2001 – 12/31/2001	8.33	3,386	28,194	0.14%	(16.72%)

Mid-Cap Growth

2002	$4.18	14,751	$61,677	0.00%	(47.77%)

01/02/2001 – 12/31/2001	8.01	4,258	34,089	0.00%	(19.95%)

Global Growth

2002	$6.66	928	$6,176	0.00%	(20.60%)

01/02/2001 – 12/31/2001	8.38	9	79	0.00%	(16.16%)

Equity Index

2002	$6.27	12,519	$78,556	10.61%	(23.43%)

2001	8.19	10,089	82,676	1.40%	(13.38%)

Small-Cap Index

2002	$6.96	17,334	$120,558	1.10%	(22.29%)

2001	8.95	1,826	16,344	11.29%	0.31%

Real Estate (4)

2002	$13.87	7,506	$104,101	6.03%	(1.71%)

2001	14.11	5,408	76,301	4.65%	7.03%

Inflation Managed

2002	$12.92	23,001	$297,179	2.48%	13.85%

2001	11.35	13,394	152,004	3.63%	2.81%

Managed Bond

2002	$13.89	432,763	$6,012,706	5.33%	9.39%

2001	12.70	716,144	9,095,644	5.09%	5.83%

Money Market

2002	$11.81	126,579	$1,494,486	1.40%	0.00%

2001	11.81	159,317	1,880,923	3.75%	2.41%

High Yield Bond

2002	$9.12	13,905	$126,818	8.44%	(4.34%)

2001	9.53	20,516	195,604	9.97%	(0.07%)

Equity Income (5)

01/02/2002 – 12/31/2002	$8.53	10,082	$85,958	0.88%	(14.74%)

Research (5)

01/02/2002 – 12/31/2002	$7.77	230	$1,791	0.30%	(22.28%)

Equity

2002	$7.43	1,004,865	$7,464,857	0.32%	(27.53%)

2001	10.25	1,335,006	13,684,967	6.20%	(22.86%)

Aggressive Equity

2002	$5.58	240,831	$1,344,773	0.00%	(26.14%)

2001	7.56	315,269	2,383,359	0.00%	(18.40%)

Large-Cap Value

2002	$8.59	24,073	$206,866	1.33%	(24.03%)

2001	11.31	12,742	144,124	3.64%	(4.99%)

(1)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

(2)	Total returns reflect a deduction for mortality and expense risk and administrative charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(4)	The Real Estate Variable Account was formerly named REIT Variable Account.

(5)	Operations commenced on January 2, 2002.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-three subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of portfolio investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2002: the Equity Income and Research Variable Accounts. Both Variable Accounts commenced operations on January 2, 2002.

The Separate Account was established by Pacific Life on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the  ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios invested in by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed, and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2002 were as follows:

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year	$221,794	$7,382	$73,732	$70	$83,938	$9,571

Add: Total net proceeds from policy and M&E transactions	67,548	1,359	245	18,896	62,171	9,459

Reinvested distributions from the Fund:

(a) Dividends from net investment income	219	—	200	43	434	108

(b) Distributions from capital gains	—	—	—	—	—	—

Sub-Total	289,561	8,741	74,177	19,009	146,543	19,138

Less: Cost of investments disposed during the year	46,111	254	45,253	352	61,782	3,229

Total cost of investments at end of year	243,450	8,487	28,924	18,657	84,761	15,909

Add: Unrealized depreciation	(68,001)	(2,493)	(12,467)	(3,453)	(17,986)	(2,568)

Total market value of investments at end of year	$175,449	$5,994	$16,457	$15,204	$66,775	$13,341

	I-Net Tollkeeper	Financial Services	Health Sciences	Tech- nology	Telecom-munications	Multi-Strategy

Total cost of investments at beginning of year	$11,037	$58,727	$68,371	$52,123	$2,492	$16,081,056

Add: Total net proceeds from policy and M&E transactions	—	10,610	1,653	8,412	809	237,526

Reinvested distributions from the Fund:

(a) Dividends from net investment income	—	142	—	—	—	208,175

(b) Distributions from capital gains	—	—	—	—	—	130,353

Sub-Total	11,037	69,479	70,024	60,535	3,301	16,657,110

Less: Cost of investments disposed during the year	4,406	6,447	1,137	1,778	151	5,879,800

Total cost of investments at end of year	6,631	63,032	68,887	58,757	3,150	10,777,310

Add: Unrealized depreciation	(4,840)	(10,780)	(14,175)	(28,670)	(1,466)	(2,359,178)

Total market value of investments at end of year	$1,791	$52,252	$54,712	$30,087	$1,684	$8,418,132

	Large-Cap Core (1)	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$283,020	$55,531	$9,744,855	$46,671	$302,069	$4,519,832

Add: Total net proceeds from policy and M&E transactions	44,320	53,810	140,952	9,571	216,135	120,848

Reinvested distributions from the Fund:

(a) Dividends from net investment income	937	50	34,119	53	1,695	21,546

(b) Distributions from capital gains	—	—	—	—	26,331	—

Sub-Total	328,277	109,391	9,919,926	56,295	546,230	4,662,226

Less: Cost of investments disposed during the year	202,831	48,814	3,183,956	44,783	136,731	1,363,695

Total cost of investments at end of year	125,446	60,577	6,735,970	11,512	409,499	3,298,531

Add: Unrealized depreciation	(28,016)	(6,365)	(4,298,926)	(863)	(29,818)	(1,270,019)

Total market value of investments at end of year	$97,430	$54,212	$2,437,044	$10,649	$379,681	$2,028,512

	Capital Opportuni- ties	Mid-Cap Growth	Global Growth	Equity I ndex	Small-Cap Index	Real Estate (2)

Total cost of investments at beginning of year	$31,340	$33,118	$94	$96,787	$16,020	$72,511

Add: Total net proceeds from policy and M&E transactions	6,363	103,544	6,619	42,673	167,479	65,038

Reinvested distributions from the Fund:

(a) Dividends from net investment income	48	—	—	1,128	881	2,801

(b) Distributions from capital gains	—	—	—	7,037	—	1,876

Sub-Total	37,751	136,662	6,713	147,625	184,380	142,226

Less: Cost of investments disposed during the year	3,703	65,853	125	39,838	46,707	34,762

Total cost of investments at end of year	34,048	70,809	6,588	107,787	137,673	107,464

Add: Unrealized depreciation	(10,089)	(9,129)	(411)	(29,228)	(17,108)	(3,359)

Total market value of investments at end of year	$23,959	$61,680	$6,177	$78,559	$120,565	$104,105

(1) The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(2) The Real Estate Variable Account was formerly named REIT Variable Account.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Inflation Managed	Managed Bond	Money Market	High Yield Bond	Equity Income	Research

Total cost of investments at beginning of year	$153,602	$8,478,197	$1,883,020	$223,264	$—	$—

Add: Total net proceeds from policy and M&E transactions	379,083	320,954	1,498,574	53,467	242,618	2,284

Reinvested distributions from the Fund:

(a) Dividends from net investment income	2,506	344,205	23,826	16,449	751	6

(b) Distributions from capital gains	3,029	66,261	—	—	—	—

Sub-Total	538,220	9,209,617	3,405,420	293,180	243,369	2,290

Less: Cost of investments disposed during the year	265,268	3,876,099	1,910,482	153,355	156,554	88

Total cost of investments at end of year	272,952	5,333,518	1,494,938	139,825	86,815	2,202

Add: Unrealized appreciation (depreciation)	24,244	681,406	(733)	(13,004)	(853)	(411)

Total market value of investments at end of year	$297,196	$6,014,924	$1,494,205	$126,821	$85,962	$1,791

	Equity	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$24,468,332	$3,492,180	$144,024

Add: Total net proceeds from policy and M&E transactions	162,366	55,482	157,583

Reinvested distributions from the Fund:

(a) Dividends from net investment income	34,196	—	2,061

(b) Distributions from capital gains	—	—	—

Sub-Total	24,664,894	3,547,662	303,668

Less: Cost of investments disposed during the year	7,037,007	1,002,968	65,610

Total cost of investments at end of year	17,627,887	2,544,694	238,058

Add: Unrealized depreciation	(10,165,783)	(1,199,555)	(31,180)

Total market value of investments at end of year	$7,462,104	$1,345,139	$206,878

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Separate Account B (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and  Large-Cap Value Variable Accounts) as of December 31, 2002, the related statements of operations for the year then ended  (as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002), and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the year ended December 31, 2002, and for each of the periods from commencement of operations through December 31, 2001, and as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

Annual Report

as of December 31, 2002

•	Separate Account B of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.     480-3A